Note 9 - Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 9 - Equity

Treasury Shares

Our Board of Directors authorized us to purchase up to 8 million treasury shares through our repurchase plan, which expired on January 31, 2011. This plan was used to offset shares issued under our employee and non-employee director incentive compensation plans and our dividend reinvestment and stock purchase plans. Stock purchases under this plan were made in the open market or in private transactions at times, and in amounts that we deemed appropriate. We held the purchased shares as treasury shares and accounted for them using the cost method. We purchased no treasury shares in 2013 or 2012.

Dividends

Our common shareholders may receive dividends when declared at the discretion of our Board of Directors. Dividends may be paid in cash, stock or other form of payment, and payment of future dividends will depend on our future earnings, cash flow, financial requirements and other factors.

Additionally, we derive a substantial portion of our consolidated assets, earnings and cash flow from the operation of regulated utility subsidiaries, whose legal authority to pay dividends or make other distributions to us is subject to regulation. As with most other companies, the payment of dividends is restricted by laws in the states where we conduct business. In certain cases, our ability to pay dividends to our common shareholders is limited by (i) our ability to pay our debts as they become due in the usual course of business and satisfy our obligations under certain financing agreements, including our debt-to-capitalization covenant, (ii) our ability to maintain total assets below total liabilities, and (iii) our ability to satisfy our obligations to any preferred shareholders.

Accumulated Other Comprehensive Loss

Our share of comprehensive income (loss) includes net income plus OCI, which includes changes in fair value of certain derivatives designated as cash flow hedges, certain changes in pension and other retirement benefit plans and reclassifications for amounts included in net income less net income and OCI attributable to the noncontrolling interest. For more information on our derivative instruments, see Note 5. For more information on our pensions and retirement benefit obligations, see Note 6. Our other comprehensive income (loss) amounts are aggregated within our accumulated other comprehensive loss. The following table provides changes in the components of our accumulated other comprehensive loss balances, net of the related tax effects allocated to each component of OCI.

In millions (1)	Cash flow hedges	Retirement benefit plans	Total
As of December 31, 2010	$(5)	$(145)	$(150)
Other comprehensive loss	(2)	(65)	(67)
As of December 31, 2011	(7)	(210)	(217)
Other comprehensive income (loss)	4	(5)	(1)
As of December 31, 2012	(3)	(215)	(218)
Other comprehensive income, before reclassifications	1	66	67
Amounts reclassified from accumulated other comprehensive loss	3	12	15
As of December 31, 2013	$1	$(137)	$(136)

(1)	All amounts are net of income taxes. Amounts in parentheses indicate debits to accumulated other comprehensive loss.

The following table provides details of the reclassifications out of accumulated other comprehensive loss for the year ended December 31, 2013 and the ultimate favorable (unfavorable) impact on net income.

In millions (1)
Cash flow hedges
Natural gas contracts	$(1)	Cost of goods sold
Interest rate contracts	(3)	Interest expense, net
Total before income tax	(4)
Income tax benefit	1
Total cash flow hedges	(3)
Retirement benefit plan amortization of
Actuarial losses	(25)	See (2), below
Prior service credits	5	See (2), below
Total before income tax	(20)
Income tax benefit	8
Total retirement benefit plans	(12)
Total reclassification for the period	$(15)

(1)

Amounts in parentheses indicate debits, or reductions, to profit/loss and credits to accumulated other comprehensive loss. Except for retirement benefit plan amounts, the profit/loss impacts are immediate.

(2)	Amortization of these accumulated other comprehensive loss components is included in the computation of net periodic benefit cost. See Note 5 for additional details about net periodic benefit cost.